Interest bearing loans and borrowings (Tables)	12 Months Ended
Oct. 31, 2023
Interest bearing loans and borrowings
Schedule of interest bearing loans and borrowings

As at October 31	2023	2022
	$	$
connectFirst loan	16,141	16,393
Total	16,141	16,393